Intangible Assets and Contract Liabilities - Schedule of Intangible Assets and Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Unfavorable contract rights, Beginning Balance	$ (12,793)	$ (14,311)
Amortization	1,518	1,518
Unfavorable contract rights, Ending Balance	$ (11,275)	$ (12,793)